UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6449

Frontier Funds, Inc.

(Exact name of registrant as specified in charter)

130 East Capitol Drive

P.O. Box 48

Hartland, WI 53029

(Address of principal executive offices)

(Zip code)

CSC-Lawyers Incorporating Service

100 Light Street, 6th Floor

Baltimore, Maryland 21202

(Name and address of agent for service)

With Copy To:

Robert J. Philipp, Esq.

Kranitz & Philipp

2230 East Bradford Avenue

Milwaukee, Wisconsin 53211

Registrant's telephone number, including area code: (262) 369-9180

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Frontier MicroCap Fund

Schedule of Investments
December 31, 2006 (Unaudited)
Quantity	Security Description	Market Value	% of Net Assets

COMMON STOCK
Banking & Finance
9,700	CVF Technologies Corp.	1,843
1,000	Global Axcess Corp.	370
4,000	Harcourt Companies, Inc.	400
15	Sancon Resource Recovery, Inc.	4
14	Unity One Capital, Inc.	-
50	Uron, Inc.	-
		2,617	1.26%
Business Services
300	24/7 Real Media, Inc.	2,715
3,000	Cash Technologies, Inc.	3,240
15,000	Datalogic International, Inc.	270
500	Global Network, Inc.	100
5,000	International Monetary Systems, Ltd.	5,050
3,000	Kolorfusion Intl, Inc.	210
10,000	Onscreen Technologies, Inc.	2,800
5,100	Z-Trim Holdings, Inc.	4,794
		19,179	9.24%
Calculating & Accounting Machines
383	Tidel Technologies, Inc.	176	0.08%

Communications Equipment & Services
300	City Telecom (Hk) Ltd.	588
3,500	Distinctive Devices, Inc.	175
2,513	Hop-On.Com	-
1,000	Multiband Corp.	570
7,000	Newmarket Technology, Inc.	2,359
80,000	Nighthawk Systems, Inc.	5,520
100	Proxim Corp.	-
2,000	Teraforce Technology Corp.	-
905	Wave Wireless Corp.	1
500	WPCS International, Inc.	5,145
		14,358	6.92%
Computer Communications Equipment
10,000	Telenetics Corp.	65
5,000	Viseon, Inc.	53
		118	0.06%
Computers & Technology
600	Alanco Technologies, Inc.	840
300	Interlink Electronics, Inc.	930
		1,770	0.85%
Computer Software
2,000	Egames, Inc.	400
4,000	Forlink Software Corp.	360
5,671	H Quotient, Inc.	-
1,000	Internet America, Inc.	290
		1,050	0.51%
Consumer Durables
1,000	AHPC Holdings, Inc.	600
1,500	Action Products International, Inc.	2,295
5,000	Coffee Pacifica, Inc.	4,500
8,000	Mad Catz Interactive, Inc.	4,640
10,000	SLS International, Inc.	700
		12,735	6.14%
Consumer Non-Durables
2,000	New Dragon Asia Corp.	3,620	1.74%

Consumer Services
500	Angelciti Entertainment, Inc.	7
2,029	Midas Entertainment, Inc.	3,551
9,000	OBN Holdings, Inc.	720
2,000	Stonepath Group, Inc.	320
		4,597	2.21%
Electronic & Electrical Equipment
500	Socket Communications, Inc.	560	0.27%

Healthcare & Pharmaceuticals
2,000	American Shared Hospital Services *	13,300
7,500	Acunetx, Inc.	458
500	Bradley Pharmaceuticals, Inc.	10,290
50	Cardiac Science, Inc.	404
300	Cardiotech International, Inc.	585
40,000	China Health Holding, Inc.	2,040
5,000	Dynatronics Corp.	5,600
2,000	eGene, Inc.	1,440
85	Healthnostics, Inc.	2
5,000	Immunomedics, Inc.	18,150
900	Memry Corp.	2,223
10,000	Molecular Imaging Corp.	-
16,000	Provectus Pharmaceutical, Inc.	19,040
1,000	QLT, Inc.	8,460
600	Sontra Medical Corp.	126
3,600	Symbollon Pharmaceuticals, Inc.	3,240
		85,357	41.12%
Industrial
357	Arotech Corp.	1,089
2,000	API Electronic Group, Inc.	4,000
23	Clinical Data, Inc.	369
2,000	Diasys Corp.	200
3,000	Smartire Systems, Inc.	99
		5,757	2.77%
Precious Metal
3,000	LJ International, Inc.	13,050
290,000	Watercolor Holdings Corp.	-
		13,050	6.29%
Semiconductors & Related Devices
2,500	Conexant Systems, Inc.	5,100
1,000	DPAC Tech Corp.	95
200	Emagin Corp.	208
2,100	Pressure Biosciences, Inc.	7,749
		13,152	6.34%
Services-Computer
4,000	Cardinal Communications, Inc.	19
300	Evolving Systems, Inc.	351
3,000	Ilinc Communications, Inc.	1,770
1,500	Netwolves Corp.	195
71	Progressive Gaming International Corp.	644
20,000	Saflink Corp.	2,520
2,836	Standard Holdings Group, Ltd.	2,836
568	Standard Holdings Group, Ltd.	45
133	Voxware, Inc.	428
		8,809	4.24%
Services-Educational
400	Princeton Review, Inc.	2,112	1.02%

Technology
2,000	Eternal Technologies Group, Inc.	1,298
4,000	Insynq, Inc.	-
666	Tegal Corp.	4,129
1,000	Wireless Telecom Group, Inc.	2,550
		7,977	3.84%
Telephone Communication
50	Epicus Communications Group, Inc.	1
8,000	GlobalNet Corp.	-
2,000	Oxford Media, Inc.	1,100
2,000	Provo International, Inc.	-
		1,101	0.53%

TOTAL COMMON STOCK (Cost $399,748)		$ 198,094	95.43%

WARRANTS
Household audio & visual equipment
5,000	Action Product International, Inc.	-
15,000	SLS International, Inc. Series B	-
		-	0.00%
Short-Term Investments
17,887	First American Treasury Obligations Class Y 4.82% **	$ 17,887	8.62%
	(Cost $17,877)

	TOTAL INVESTMENTS (Cost $417,635)	$ 215,981	104.05%

	Liabilities in excess of other Assets	(8,403)	-4.05%

	NET ASSETS	$ 207,578	100.00%

* Income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2006.

NOTES TO FINANCIAL STATEMENTS
The Frontier MicroCap Fund
1. SECURITY TRANSACTIONS
At December 31, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $417,635 amounted to $201,654 which consisted of aggregate gross unrealized appreciation of
$29,068 and aggregate gross unrealized depreciation of $230,722.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/Amy L. Siesennop

*President

Date February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Amy L. Siesennop

*President

Date February 20, 2007

By /s/Joel R Blumenschein

*Vice President

Date February 20, 2007

* Print the name and title of each signing officer under his or her signature.